Consolidated statements of loss and comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue	$ 247,284	$ 252,530
Cost of sales	74,463	79,739
Gross profit	172,821	172,791
Expenses
Sales and marketing	57,840	61,922
Research and development	39,543	37,470
General and administration	43,191	42,416
Amortization of intangible assets	33,309	33,932
Interest expense (net)	6,639	6,767
Restructuring and business integration costs	1,596	2,710
Loss (gain) on change in fair value of consideration payable	202	(2,975)
Goodwill impairment	0	22,507
Loss before income tax	(9,499)	(31,958)
Provision for income taxes
Current	2,203	(172)
Deferred	(3,043)	(2,760)
Net loss	(8,659)	(29,026)
Items to be reclassified to net income
Change in fair value of interest rate swaps, net of tax	(709)	496
Comprehensive loss	$ (9,368)	$ (28,530)
Loss per share
Basic (in dollars per share)	$ (0.26)	$ (0.88)
Diluted (in dollars per share)	$ (0.26)	$ (0.88)
Weighted average number of shares outstanding
Basic (in shares)	33,249,889	33,118,980
Diluted (in shares)	33,249,889	33,118,980